Net Debt (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Interest bearing loans and borrowings
Non-current installments of loans at beginning of period	$ (26,506)
Non-current installments of loans - Non-cash & Other	2,431
Non-current installments of loans - Exchange Movements	(639)
Non-current installments of loans at end of period	(24,714)
Non-current installments of leases at beginning of period	(1,113)
Non-current installments of leases - Non-cash & Other	(106)
Non-current installments of leases - Exchange Movements	(53)
Non-current installments of leases at end of period	(1,272)
Total long-term debt at beginning of period	(27,619)
Total long-term debt - Non-cash & Other	2,325
Total long-term debt - Exchange Movements	(692)
Total long-term debt at end of period	(25,986)
Current instalments of loans at beginning of period	(2,007)
Current instalments of loans - Cash Flow	7
Current instalments of loans - Non-cash & Other	(2,461)
Current instalments of loans at end of period	(4,461)
Current instalments of leases at beginning of period	(339)
Current instalments of leases - Cash Flow	217
Current instalments of leases - Non-cash & Other	(218)
Current instalments of leases - Exchange Movements	(21)
Current instalments of leases at end of period	(361)
Interest-bearing loans and borrowings at beginning of period	(2,337)
Interest-bearing loans and borrowings at end of period	(6,492)
Total current debt at beginning of period	(2,676)
Total current debt - Cash Flow	(1,476)
Total current debt - Non-cash & Other	(2,679)
Total current debt - Exchange Movements	(22)
Total current debt at end of period	(6,853)
Gross borrowings at beginning of period	(30,295)
Gross borrowings - Cash Flow	(1,476)
Gross borrowings - Non-cash & Other	(354)
Gross borrowings - Exchange Movements	(714)
Gross borrowings at end of period	(32,839)
Net derivative financial instruments at beginning of period	71
Net derivative financial instruments - Cash Flow	(100)
Net derivative financial instruments - Non-cash & Other	533
Net derivative financial instruments at end of period	504
Net borrowings at beginning of period	(30,224)
Net borrowings - Cash Flow	(1,576)
Net borrowings - Non-cash & Other	179
Net borrowings - Exchange Movements	(714)
Net borrowings at end of period	(32,335)
Cash and cash equivalents at the beginning of the period	5,488
Cash and cash equivalents - Cash Flow	1,515
Cash and cash equivalents - Exchange Movements	55
Cash and cash equivalents at the end of the period	7,058
Other investments - current at beginning of period	166
Other investments, current - Cash Flow	(115)
Other investments, current - Exchange Movements	(1)
Other investments - current at end of period	50
Cash and investments at beginning of period	5,654
Cash and investments - Cash Flow	1,400
Cash and investments - Exchange Movements	54
Cash and investments at end of period	7,108
Net debt at beginning of period	(24,570)
Net debt - Cash Flow	(176)
Net debt - Non-cash & Other	179
Net debt - Exchange Movements	(660)
Net debt at end of period	(25,227)
Cash collateral on financial derivatives	435	$ 181
Cash collateral posted by the Group	32	$ 129
Increase (decrease) in net debt	657
Commercial paper
Interest bearing loans and borrowings
Current borrowings and current portion of non-current borrowing - Cash Flow	(1,470)
Interest-bearing loans and borrowings at end of period	(1,470)
Collateral received from derivative counterparties
Interest bearing loans and borrowings
Interest-bearing loans and borrowings at beginning of period	(181)
Current borrowings and current portion of non-current borrowing - Cash Flow	(254)
Interest-bearing loans and borrowings at end of period	(435)
Other Short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Interest-bearing loans and borrowings at beginning of period	(90)
Current borrowings and current portion of non-current borrowing - Cash Flow	(10)
Interest-bearing loans and borrowings at end of period	(100)
Overdrafts
Interest bearing loans and borrowings
Interest-bearing loans and borrowings at beginning of period	(59)
Current borrowings and current portion of non-current borrowing - Cash Flow	34
Current borrowings and current portion of non-current borrowing - Exchange Movements	(1)
Interest-bearing loans and borrowings at end of period	$ (26)